Note 26 (Tables)	6 Months Ended
Jun. 30, 2024
Retained earnings, revaluation reserves and other reserves [Abstract]
Retained earnings, revaluation reserves and other reserves [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheet is as follows:

Retained earnings and other reserves (Millions of Euros)
	June 2024	December 2023
Retained earnings	40,895	36,237
Other reserves	1,833	2,015
Total	42,728	38,251